1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.2%
1,600 L3Harris Technologies Inc. ....................... $ 334,896
100,000 Rolls-Royce Holdings plc† ........................ 967,521
1,302,417
Automotive — 5.2%
18,500 Daimler Truck Holding AG ......................... 742,550
65,000 Iveco Group NV ........................................ 1,059,187
35,000 Traton SE ................................................. 1,176,995
1,000 Volkswagen AG ........................................ 103,589
3,082,321
Automotive: Parts and Accessories — 0.8%
18,500 Dana Inc. ................................................. 246,605
2,000 Genuine Parts Co. ..................................... 238,280
600 Linamar Corp. .......................................... 20,784
505,669
Broadcasting — 2.6%
75,000 Canal+ SA† .............................................. 178,262
2,500 Cogeco Inc. .............................................. 110,281
33,300 Paramount Global, Cl. A ............................ 757,575
32,000 Sinclair Inc. .............................................. 509,760
1,555,878
Building and Construction — 2.9%
400 Arcosa Inc. ............................................... 30,848
500 Chofu Seisakusho Co. Ltd. ........................ 6,137
6,800 Herc Holdings Inc. .................................... 913,036
6,000 Johnson Controls International plc ............ 480,660
2,000 Lennar Corp., Cl. B ................................... 218,140
300 Sika AG .................................................... 72,296
1,721,117
Business Services — 1.8%
75,000 Havas NV† ............................................... 106,643
1,500 ITOCHU Corp. .......................................... 69,015
31,500 JCDecaux SE† .......................................... 530,670
1,500 Marubeni Corp. ........................................ 23,796
13,000 Matthews International Corp., Cl. A ........... 289,120
1,500 Mitsubishi Corp. ....................................... 26,267
1,500 Mitsui & Co. Ltd. ...................................... 27,997
1,500 Sumitomo Corp. ....................................... 33,722
1,107,230
Cable and Satellite — 1.3%
5,105 EchoStar Corp., Cl. A† .............................. 130,586
22,000 Liberty Latin America Ltd., Cl. A† .............. 139,260
595 Liberty Latin America Ltd., Cl. C† .............. 3,695
19,000 Rogers Communications Inc., Cl. B ........... 507,870
781,411
Computer Software and Services — 0.7%
28,000 Hewlett Packard Enterprise Co. ................. 432,040
Shares
Market
Value
Consumer Products — 4.1%
11,000 Energizer Holdings Inc. ............................. $ 329,120
20,000 Essity AB, Cl. A ......................................... 566,068
2,000 L'Oreal SA ................................................ 741,447
8,000 Salvatore Ferragamo SpA ......................... 53,632
10,000 Scandinavian Tobacco Group A/S .............. 145,805
6,800 Spectrum Brands Holdings Inc. ................ 486,540
18,600 Unicharm Corp. ........................................ 147,508
2,470,120
Consumer Services — 1.0%
11,200 Ashtead Group plc .................................... 599,827
200 Boyd Group Services Inc. ......................... 28,753
628,580
Diversified Industrial — 6.7%
1,000 Aker ASA, Cl. A ......................................... 59,121
11,300 Ampco-Pittsburgh Corp.† ......................... 24,521
38,000 Bollore SE ................................................ 221,883
12,000 Bouygues SA ............................................ 472,441
1,200 Crane Co. ................................................. 183,816
5,000 Enpro Inc. ................................................ 808,950
7,000 Hyster-Yale Inc. ........................................ 290,780
12,000 Jardine Matheson Holdings Ltd. ................ 508,320
15,000 Myers Industries Inc. ................................ 178,950
11,000 Nilfisk Holding A/S† ................................. 138,384
2,700 Park-Ohio Holdings Corp. ......................... 58,320
3,000 Sulzer AG ................................................. 507,969
3,600 Svenska Cellulosa AB SCA, Cl. A ............... 46,989
6,000 Textron Inc. .............................................. 433,500
2,500 Trinity Industries Inc. ................................ 70,150
4,004,094
Electronics — 9.2%
102,500 Sony Group Corp. ..................................... 2,572,921
115,000 Sony Group Corp., ADR ............................ 2,919,850
5,492,771
Energy and Utilities — 6.8%
4,000 BP plc, ADR ............................................. 135,160
7,500 Cameco Corp. .......................................... 308,700
600 Cheniere Energy Inc. ................................ 138,840
2,000 Innovex International Inc.† ....................... 35,920
11,500 Landis+Gyr Group AG ............................... 678,535
12,500 National Fuel Gas Co. ................................ 989,875
16,041 National Grid plc ....................................... 209,178
9,200 National Grid plc, ADR .............................. 603,612
17,000 Severn Trent plc ....................................... 555,801
10,500 Shell plc ................................................... 383,166
4,038,787
Entertainment — 4.4%
20,000 Corus Entertainment Inc., Cl. B† ............... 1,737
154,000 Grupo Televisa SAB, ADR ......................... 269,500
13,000 International Game Technology plc ............ 211,380

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
115,000 ITV plc ..................................................... $ 117,133
12,800 Manchester United plc, Cl. A† ................... 167,552
40,000 Ollamani SAB† ......................................... 88,915
2,300 Sphere Entertainment Co.† ....................... 75,256
47,000 Tencent Music Entertainment Group, ADR . 677,270
6,500 Ubisoft Entertainment SA† ........................ 78,402
13,000 Universal Music Group NV ........................ 357,467
115,000 Vivendi SE ................................................ 342,832
20,000 Warner Bros Discovery Inc.† .................... 214,600
2,602,044
Equipment and Supplies — 2.5%
200 AMETEK Inc. ............................................ 34,428
5,000 Ardagh Metal Packaging SA ...................... 15,100
3,000 Graco Inc. ................................................ 250,530
38,000 Instalco AB .............................................. 116,437
14,500 Mueller Industries Inc. .............................. 1,104,030
1,520,525
Financial Services — 13.5%
1,000 American Express Co. ............................... 269,050
1,800 American International Group Inc. ............. 156,492
2,500 Bank of America Corp. .............................. 104,325
3 Berkshire Hathaway Inc., Cl. A† ................ 2,395,325
10,000 Citigroup Inc. ........................................... 709,900
3,200 Comerica Inc. ........................................... 188,992
8,000 Deutsche Bank AG .................................... 190,640
5,500 EXOR NV ................................................. 496,884
27,000 FinecoBank Banca Fineco SpA ................... 531,205
150,000 GAM Holding AG† .................................... 15,090
1,000 Julius Baer Group Ltd. .............................. 68,611
12,000 Kinnevik AB, Cl. A ..................................... 88,581
1,000 Millrose Properties Inc.† ........................... 26,510
4,200 Morgan Stanley ........................................ 490,014
40,000 Resona Holdings Inc. ............................... 343,223
4,000 State Street Corp. ..................................... 358,120
1,000 T. Rowe Price Group Inc. .......................... 91,870
10,000 The Bank of New York Mellon Corp. .......... 838,700
1,500 The PNC Financial Services Group Inc. ...... 263,655
7,000 UBS Group AG ......................................... 214,410
3,200 Wells Fargo & Co. .................................... 229,728
8,071,325
Food and Beverage — 12.4%
5,000 Danone SA ............................................... 382,997
40,000 Davide Campari-Milano NV ....................... 234,166
6,000 Diageo plc, ADR ....................................... 628,740
6,400 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 624,512
2,100 General Mills Inc. ..................................... 125,559
2,000 Heineken NV ............................................ 163,017
4,000 Kerry Group plc, Cl. A ............................... 421,491
Shares
Market
Value
53,000 Kikkoman Corp. ........................................ $ 509,187
16,500 Maple Leaf Foods Inc. .............................. 287,450
3,000 McCormick & Co. Inc. .............................. 246,150
3,000 McCormick & Co. Inc., Non-Voting ........... 246,930
3,600 Molson Coors Beverage Co., Cl. B ............. 219,132
14,000 Nestlé SA ................................................. 1,413,767
3,500 Pernod Ricard SA ..................................... 345,378
13,000 Remy Cointreau SA .................................. 606,415
14,500 The Campbell's Company ......................... 578,840
5,400 The Kraft Heinz Co. ................................... 164,322
625 WK Kellogg Co. ........................................ 12,456
11,000 Yakult Honsha Co. Ltd. ............................. 209,271
7,419,780
Health Care — 2.6%
20,000 Achaogen Inc.†(a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 243,960
2,500 Cutera Inc.† ............................................. 25
800 GSK plc, ADR ........................................... 30,992
9,000 Haleon plc, ADR ....................................... 92,610
700 ICU Medical Inc.† ..................................... 97,202
2,000 Idorsia Ltd.† ............................................ 2,304
2,400 Johnson & Johnson ................................. 398,016
4,500 Perrigo Co. plc ......................................... 126,180
10,000 Pfizer Inc. ................................................ 253,400
5,000 Roche Holding AG, ADR ........................... 205,750
10,000 Viatris Inc. ............................................... 87,100
1,537,539
Hotels and Gaming — 1.5%
7,200 Caesars Entertainment Inc.† ..................... 180,000
190,000 Mandarin Oriental International Ltd. .......... 332,500
200,000 The Hongkong & Shanghai Hotels Ltd. ...... 146,759
3,000 Wynn Resorts Ltd. ................................... 250,500
909,759
Machinery — 3.6%
138,000 CNH Industrial NV, New York .................... 1,694,640
2,666 NKT A/S† ................................................. 180,679
1,500 Tennant Co. .............................................. 119,625
20,024 Twin Disc Inc. ........................................... 151,582
2,146,526
Publishing — 0.3%
75,000 Louis Hachette Group† ............................. 112,036
18,000 The E.W. Scripps Co., Cl. A† ..................... 53,280
165,316
Retail — 1.7%
4,000 Nathan's Famous Inc. ............................... 385,500
50,000 Walgreens Boots Alliance Inc. ................... 558,500
1,700 Zalando SE† ............................................. 58,381
1,002,381
Specialty Chemicals — 1.1%
700 Ashland Inc. ............................................. 41,503

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
2,000 Darling Ingredients Inc.† .......................... $ 62,480
3,500 International Flavors & Fragrances Inc. ..... 271,635
5,000 Novonesis (Novozymes) B ........................ 290,594
200 The Chemours Co. .................................... 2,706
668,918
Telecommunications — 6.5%
2,000 Cogeco Communications Inc. ................... 97,537
13,000 Deutsche Telekom AG ............................... 481,027
20,000 Deutsche Telekom AG, ADR ...................... 741,400
280,000 HKBN Ltd. ................................................ 186,392
75,000 Koninklijke KPN NV .................................. 317,659
26,000 Liberty Global Ltd., Cl. A† ......................... 299,260
15,000 Liberty Global Ltd., Cl. C† ......................... 179,550
5,000 Orange Belgium SA† ................................ 82,179
60,000 Pharol SGPS SA† ..................................... 3,438
2,500 Prosus NV ................................................ 115,091
14,500 Proximus SA ............................................ 107,008
7,500 Sunrise Communications AG, Cl. A† ......... 361,987
100,000 Telefonica Deutschland Holding AG ........... 235,940
13,000 VEON Ltd., ADR† ..................................... 566,930
3,000 Verizon Communications Inc. ................... 136,080
3,911,478
Wireless Telecommunications — 4.4%
20,000 Millicom International Cellular SA ............. 605,400
5,200 T-Mobile US Inc. ...................................... 1,386,892
66,200 Vodafone Group plc, ADR ......................... 620,294
2,612,586
TOTAL COMMON STOCKS .................. 59,690,612
WARRANTS — 0.0%
Diversified Industrial — 0.0%
8,000 Ampco-Pittsburgh Corp., expire 08/01/25† 103
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 100,000 U.S. Treasury Bill,
4.244%††, 08/07/25 ............................. 98,525
TOTAL INVESTMENTS — 100.0%
(Cost $41,425,129) ............................... $ 59,789,240
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 43.6% $ 26,045,034
United States ........................ 37.9  22,658,030
Japan ............................... 11.5  6,888,895
Asia/Pacific ......................... 3.1  1,851,241
Canada .............................. 2.3  1,363,113
Latin America ....................... 1.6  982,927
100.0% $ 59,789,240